Schedule of accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands		Sep. 30, 2025	Sep. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Interest payables	[1]	$ 5,420	$ 4,417
Payroll payables		3,070	2,334
Accrued expenses	[2]	2,187	2,762
Amounts due to third-parties		752	767
Deposit payables		715	989
Litigation payable	[3]		4,513
Others		955	1,096
Total		13,908	17,189
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts due to third-parties		1,118	628
Borrowings from third parties	[4]	$ 443	$ 450

[1]	Interest payables consisted of interest payables of Convertible Bonds (Refer to Note 11 “2019 Convertible Bonds”) in the amount US$4,414 and US$5,420 and interest payables of bank borrowings in the amount of US$3 and nil as of September 30, 2024 and 2025, respectively.
[2]	Accrued expenses mainly consisted of property management fees and unpaid rental fees for terminated or expired leases agreements and professional service fees.
[3]	Litigation payable was related to accrued penalties and attorney fee for repurchase of mezzanine equity requested by Hunan Tianchang (Note 13) which were recorded in litigation related expenses during the year ended September 30, 2024. Based on the final judgment instance in Note 13, there was no payable that the Company should bear.
[4]	Borrowings from third parties are to supplement working capital for large-amount procurements which are usually settled within 60 days to one year.